Schedule of Investments (unaudited)
August 31, 2022
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 8.0%
AGL Energy Ltd.	571,470	$ 2,976,347
Aristocrat Leisure Ltd.	242,394	5,850,527
Australia & New Zealand Banking Group Ltd.	107,979	1,669,199
BHP Group Ltd.	571,396	15,587,693
Charter Hall Group	2,410	21,979
Coles Group Ltd.	2,358	28,223
Commonwealth Bank of Australia	23,496	1,552,669
CSL Ltd.	31,356	6,271,756
Flight Centre Travel Group Ltd.(a)(b)	46,608	562,286
Glencore PLC	438,868	2,399,537
Goodman Group	195,301	2,597,110
GPT Group	38,150	108,709
Insignia Financial Ltd.	110,852	260,781
Macquarie Group Ltd.	27,614	3,304,106
Medibank Pvt Ltd.	1,226,410	3,089,287
Mirvac Group	246,492	351,037
National Australia Bank Ltd.	2,942	61,006
Newcrest Mining Ltd.	72,486	871,402
Origin Energy Ltd.	20,446	87,081
Qantas Airways Ltd.(a)	30,407	109,275
QBE Insurance Group Ltd.	95,216	780,653
REA Group Ltd.	47,694	4,113,061
Rio Tinto PLC	20,865	1,151,962
Rocketboots Ltd.(a)(b)	1,389	123
Scentre Group	1,890,896	3,757,769
SEEK Ltd.	19,230	271,310
South32 Ltd.	572,343	1,576,066
Stockland	758,545	1,865,918
Telstra Corp. Ltd.	1,539,501	4,163,185
Westpac Banking Corp.	431,893	6,339,123
WiseTech Global Ltd.	14,620	577,482
Woodside Energy Group Ltd.	188,509	4,378,784
Worley Ltd.	50,440	494,045
		77,229,491
Austria — 0.2%
ANDRITZ AG	25,776	1,187,149
Erste Group Bank AG	35,443	797,033
OMV AG	8,654	348,689
		2,332,871
Belgium — 2.2%
Ageas SA/NV	11,167	453,107
Anheuser-Busch InBev SA/NV	235,588	11,377,609
Groupe Bruxelles Lambert SA	31,447	2,377,273
KBC Group NV	48,916	2,332,927
Solvay SA	53,970	4,356,796
		20,897,712
China — 0.1%
BOC Hong Kong Holdings Ltd.	82,000	282,228
Budweiser Brewing Co. APAC Ltd.(c)	207,500	609,934
SITC International Holdings Co. Ltd.	41,000	103,969
		996,131
Denmark — 3.6%
AP Moller - Maersk A/S, Class A	387	904,074
AP Moller - Maersk A/S, Class B	1,446	3,469,176
Carlsberg AS, Class B	6,940	901,161
Coloplast A/S, Class B	9,834	1,123,348
Demant A/S(a)	2,775	85,482
DSV A/S	5,227	772,384
Genmab A/S(a)	6,012	2,140,069
Security	Shares	Value
Denmark (continued)
H Lundbeck A/S	69,625	$ 273,439
Novo Nordisk A/S, Class B	188,444	20,147,272
Novozymes A/S, B Shares	18,443	1,058,510
Tryg A/S	166,360	3,759,034
		34,633,949
Finland — 1.6%
Kone Oyj, Class B	35,488	1,419,254
Nokia Oyj	928,235	4,677,713
Nordea Bank Abp	1,039,655	9,639,525
		15,736,492
France — 10.3%
Accor SA(a)	20,496	488,854
Adevinta ASA(a)	5,248	42,460
Air Liquide SA	32,282	4,045,349
ALD SA(c)	19	207
Amundi SA(c)	26,706	1,354,094
Arkema SA	1,742	147,062
AXA SA	31,071	731,772
BNP Paribas SA	47,046	2,186,236
Capgemini SE	31,469	5,437,149
Carrefour SA	16,492	275,259
Covivio	2,342	130,748
Dassault Systemes SE	152,195	5,869,123
Eiffage SA	591	51,981
Engie SA	443,079	5,262,492
Eurazeo SE	886	52,912
Faurecia SE(a)	9,859	141,386
Hermes International	7,417	9,499,440
ICADE	327	14,403
Ipsen SA	4,681	448,614
Klepierre SA	35,760	733,518
La Francaise des Jeux SAEM(c)	785	25,461
Legrand SA	13,596	983,734
L’Oreal SA	25,973	8,920,274
LVMH Moet Hennessy Louis Vuitton SE	15,576	10,050,678
Pernod Ricard SA	18,032	3,308,661
Publicis Groupe SA	10,434	509,443
Remy Cointreau SA	873	161,909
Rexel SA	413,969	6,723,668
Rubis SCA	80,060	1,887,301
Safran SA	60,016	6,118,900
Sanofi	42,444	3,469,790
Schneider Electric SE	50,734	6,030,111
Société Générale SA	260,704	5,747,328
SPIE SA	6,536	142,298
Teleperformance	10,422	2,968,260
Thales SA	12,375	1,491,939
TotalEnergies SE	29,852	1,511,398
Unibail-Rodamco-Westfield(a)	926	47,605
Vinci SA	28,908	2,666,864
Wendel SE	771	60,579
		99,739,260
Germany — 9.1%
Bayer AG, Registered Shares	109,317	5,781,557
Bayerische Motoren Werke AG	77,391	5,702,064
Deutsche Bank AG, Registered Shares	590,555	4,926,929
Deutsche Boerse AG	13,262	2,242,266
Deutsche Lufthansa AG, Registered Shares(a)	38,027	226,081
DWS Group GmbH & Co. KGaA(c)	36,586	998,551
E.ON SE	257,412	2,195,619
Evonik Industries AG	181,677	3,387,389

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Freenet AG	32,866	$ 716,355
FUCHS PETROLUB SE, Preference Shares	9,414	254,777
Hannover Rueck SE	81	11,938
HOCHTIEF AG(b)	52,661	2,600,019
Infineon Technologies AG	214,475	5,247,959
Mercedes-Benz Group AG	215,069	12,057,991
Nemetschek SE	22,662	1,335,021
Porsche Automobil Holding SE, Preference Shares	11,707	825,455
SAP SE	156,979	13,369,806
Sartorius AG, Preference Shares	9,494	3,955,441
Scout24 SE(c)	135,270	7,793,313
Siemens AG, Registered Shares	79,977	8,101,198
Volkswagen AG	2,315	428,207
Volkswagen AG, Preference Shares	42,188	6,000,783
Wacker Chemie AG	720	102,397
		88,261,116
Hong Kong — 2.8%
AIA Group Ltd.	1,388,800	13,361,973
ASMPT Ltd.	59,100	457,754
CK Asset Holdings Ltd.	178,500	1,204,833
CLP Holdings Ltd.	39,000	336,036
Dah Sing Financial Holdings Ltd.	17,600	46,856
Haitong International Securities Group Ltd.(b)	161,700	17,890
Hang Lung Properties Ltd.	75,000	124,726
Hysan Development Co. Ltd.	57,000	160,640
Jardine Matheson Holdings Ltd.	50,000	2,651,585
Kerry Properties Ltd.	450,500	1,038,647
Link REIT	11,400	88,225
New World Development Co. Ltd.	234,000	762,508
NWS Holdings Ltd.	164,000	157,769
PCCW Ltd.	1,433,000	717,371
Sun Hung Kai Properties Ltd.	151,500	1,779,856
Swire Properties Ltd.	923,200	2,127,718
Techtronic Industries Co. Ltd.	150,000	1,769,137
WH Group Ltd.(c)	939,000	639,763
		27,443,287
India — 0.0%
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	231,957
Ireland — 0.4%
AIB Group PLC	27,038	61,334
CRH PLC	3,199	118,131
James Hardie Industries PLC	96,674	2,191,152
Kingspan Group PLC	15,338	868,419
Smurfit Kappa Group PLC	5,139	172,308
		3,411,344
Israel — 0.5%
Bank Hapoalim BM	81,274	842,604
Bezeq The Israeli Telecommunication Corp. Ltd.	294,736	496,899
ICL Group Ltd.	2,514	24,005
Nice Ltd.(a)	5,878	1,255,905
Teva Pharmaceutical Industries Ltd.(a)	279,453	2,503,550
		5,122,963
Italy — 3.5%
Amplifon SpA	1,368	35,651
Assicurazioni Generali SpA	46,240	678,191
Banca Generali SpA	6,805	179,893
Banca Mediolanum SpA	141,300	900,389
BPER Banca	135,008	203,004
Davide Campari-Milano NV	10,316	101,209
Security	Shares	Value
Italy (continued)
Enel SpA	1,958,181	$ 9,201,631
Eni SpA	314,556	3,715,826
Ferrari NV	8,542	1,648,967
Hera SpA	7,655	19,175
Infrastrutture Wireless Italiane SpA(c)	9,093	84,273
Intesa Sanpaolo SpA	315,289	542,767
Italgas SpA	183,170	942,169
Mediobanca Banca di Credito Finanziario SpA	557,127	4,410,152
MFE-MediaForEurope NV, Class A(a)	119	51
MFE-MediaForEurope NV, Class B(a)	11	6
Moncler SpA	6,514	289,819
Pirelli & C SpA(c)	322,665	1,220,455
Poste Italiane SpA(c)	219,740	1,756,160
PRADA SpA	22,100	119,947
Prysmian SpA	3,188	97,817
Reply SpA	1,913	225,195
Snam SpA	1,176,988	5,594,116
Terna - Rete Elettrica Nazionale	11,576	82,296
UniCredit SpA	192,862	1,887,325
Unipol Gruppo SpA	8,031	33,631
UnipolSai Assicurazioni SpA	72,171	160,285
		34,130,400
Japan — 20.6%
Acom Co. Ltd.	46,200	109,877
Advantest Corp.	13,100	741,923
Alfresa Holdings Corp.	7,700	92,142
Amada Co. Ltd.	528,300	4,133,662
Anritsu Corp.	71,100	838,111
Astellas Pharma, Inc.	100,600	1,426,285
Benesse Holdings, Inc.	65,900	1,035,799
Casio Computer Co. Ltd.	175,200	1,654,722
Central Japan Railway Co.	21,800	2,566,515
Chugoku Electric Power Co., Inc.	82,500	494,774
Cosmos Pharmaceutical Corp.	700	73,726
Daifuku Co. Ltd.	14,100	822,567
Dai-ichi Life Holdings, Inc.	20,100	347,288
Daito Trust Construction Co. Ltd.	13,400	1,318,259
Daiwa House Industry Co. Ltd.	29,900	668,481
DMG Mori Co. Ltd.	101,600	1,318,613
East Japan Railway Co.	44,000	2,279,054
Ebara Corp.	13,500	511,402
Eisai Co. Ltd.	50,400	2,054,968
EXEO Group, Inc.	10,200	156,493
Fancl Corp.	6,100	123,332
Fuji Media Holdings, Inc.	60,100	475,618
FUJIFILM Holdings Corp.	29,400	1,492,544
Fujitsu Ltd.	22,200	2,612,347
Hino Motors Ltd.	17,400	79,383
Hisamitsu Pharmaceutical Co., Inc.	13,100	317,238
Honda Motor Co. Ltd.	269,500	7,174,700
Horiba Ltd.	600	27,332
Hoya Corp.	61,000	6,220,583
Inpex Corp.	156,400	1,797,760
ITOCHU Corp.	327,600	9,015,788
Itochu Techno-Solutions Corp.	16,500	416,412
Japan Post Bank Co. Ltd.	23,400	170,573
Japan Tobacco, Inc.	209,200	3,544,566
Kakaku.com, Inc.	56,800	1,045,569
Kamigumi Co. Ltd.	13,500	264,180
Kandenko Co. Ltd.	11,500	69,201
Kao Corp.	19,300	835,696
KDDI Corp.	257,700	7,885,912

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kinden Corp.	13,200	$ 139,289
Kyushu Electric Power Co., Inc.	118,100	709,778
Lawson, Inc.	34,000	1,126,789
Lion Corp.	141,300	1,649,777
Marubeni Corp.	8,400	87,547
Marui Group Co. Ltd.	1,200	21,523
Medipal Holdings Corp.	8,200	112,191
Mitsubishi Corp.	267,800	8,767,946
Mitsubishi Estate Co. Ltd.	1,700	22,894
Mitsubishi Gas Chemical Co., Inc.	35,200	523,206
Mitsubishi HC Capital, Inc.	190,700	924,183
Mitsui & Co. Ltd.	482,900	11,333,239
Mitsui Fudosan Co. Ltd.	83,100	1,681,995
Murata Manufacturing Co. Ltd.	73,200	3,941,558
Nabtesco Corp.	1,100	26,049
NEC Corp.	116,400	4,245,303
Nippon Telegraph & Telephone Corp.	375,300	10,172,240
Nitto Denko Corp.	2,200	135,592
Nomura Research Institute Ltd.	23,100	621,709
Obayashi Corp.	16,700	115,507
Obic Co. Ltd.	6,900	1,020,504
Omron Corp.	92,300	4,857,405
Otsuka Corp.	14,800	478,394
Pigeon Corp.	11,700	174,271
Pola Orbis Holdings, Inc.	66,800	736,849
Recruit Holdings Co. Ltd.	125,800	3,999,258
Ricoh Co. Ltd.	150,400	1,182,061
Rohm Co. Ltd.	1,600	119,709
Sankyu, Inc.	3,100	95,348
Santen Pharmaceutical Co. Ltd.	208,700	1,499,408
SCREEN Holdings Co. Ltd.	3,500	232,481
Sega Sammy Holdings, Inc.	60,900	904,049
Shimadzu Corp.	2,600	75,936
Shimizu Corp.	18,100	99,251
SoftBank Corp.	201,800	2,212,382
SoftBank Group Corp.	84,700	3,355,099
Sohgo Security Services Co. Ltd.	10,000	259,082
Sony Group Corp.	28,100	2,234,043
Sumitomo Chemical Co. Ltd.	1,623,400	6,390,231
Sumitomo Corp.	349,200	4,911,707
Sumitomo Mitsui Financial Group, Inc.	386,900	11,670,167
Sundrug Co. Ltd.	26,200	641,027
Suzuki Motor Corp.	11,500	401,938
Sysmex Corp.	8,300	507,354
T&D Holdings, Inc.	8,300	90,646
Takeda Pharmaceutical Co. Ltd.	425,600	11,763,607
TBS Holdings, Inc.	16,700	193,418
TDK Corp.	9,600	335,638
Terumo Corp.	101,500	3,258,319
Tohoku Electric Power Co., Inc.	208,000	1,034,397
Tokio Marine Holdings, Inc.	99,100	5,492,061
Tokyo Electron Ltd.	17,900	5,614,104
Tokyo Tatemono Co. Ltd.	7,900	118,419
Tokyu Fudosan Holdings Corp.	8,100	43,528
Toshiba Corp.	27,100	1,003,620
Toyota Industries Corp.	4,600	257,107
Toyota Motor Corp.	223,700	3,347,686
Trend Micro, Inc.	30,400	1,871,670
Tsuruha Holdings, Inc.	40,600	2,253,566
Ulvac, Inc.	900	34,899
Unicharm Corp.	50,300	1,748,012
Yamada Holdings Co. Ltd.	263,000	910,254
Security	Shares	Value
Japan (continued)
Yaskawa Electric Corp.	16,000	$ 521,006
ZOZO, Inc.	4,400	97,254
		200,618,875
Luxembourg — 0.3%
ArcelorMittal SA	136,727	3,245,093
SES SA	9	63
		3,245,156
Netherlands — 5.2%
Argenx SE(a)	2,032	765,173
ASML Holding NV	28,535	13,928,369
ASR Nederland NV	65,265	2,663,742
EXOR NV	4,579	275,679
Heineken NV	18,320	1,646,584
IMCD NV	5,312	732,822
Koninklijke Philips NV	36,247	601,990
Koninklijke Vopak NV	15,495	341,068
Shell PLC	766,251	20,281,156
Stellantis NV	49,144	654,624
Wolters Kluwer NV	89,727	8,774,659
		50,665,866
New Zealand — 0.0%
Spark New Zealand Ltd.	125,574	415,388
Norway — 1.4%
Aker BP ASA	72,276	2,531,873
DNB Bank ASA	387,497	7,367,868
Mowi ASA	2,794	57,282
Telenor ASA	262,479	2,872,307
Var Energi ASA	69,979	304,034
		13,133,364
Portugal — 0.4%
EDP - Energias de Portugal SA	761,787	3,637,986
Singapore — 1.4%
Jardine Cycle & Carriage Ltd.	304,700	7,153,173
Mapletree Industrial Trust	78,400	141,714
Mapletree Pan Asia Commercial Trust	623,300	819,637
Oversea-Chinese Banking Corp. Ltd.	36,000	310,289
Singapore Airlines Ltd.(a)	12,300	46,701
Singapore Telecommunications Ltd.	1,397,400	2,623,419
STMicroelectronics NV	28,015	976,328
Suntec Real Estate Investment Trust	74,200	83,716
United Overseas Bank Ltd.	81,800	1,595,055
		13,750,032
South Africa — 0.3%
Anglo American PLC	103,649	3,330,706
Spain — 1.0%
Acciona SA	12,383	2,425,412
ACS Actividades de Construccion y Servicios SA	1,560	34,756
Amadeus IT Group SA(a)	13,513	713,343
Banco Bilbao Vizcaya Argentaria SA	356,620	1,600,222
Banco Santander SA	953,146	2,307,277
Grifols SA, Class A(a)	9,846	119,024
Iberdrola SA	90,854	945,945
Industria de Diseno Textil SA	87,439	1,887,933
Merlin Properties Socimi SA	11,888	108,789
		10,142,701
Sweden — 3.0%
Atlas Copco AB, A Shares	252,836	2,566,546
Atlas Copco AB, B Shares	131,988	1,201,855

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Avanza Bank Holding AB	2,927	$ 46,917
Elekta AB, B Shares	342,861	1,965,415
Industrivarden AB	92,834	2,057,382
Industrivarden AB, C Shares	194,636	4,269,918
Investor AB	4,743	78,832
Investor AB, B Shares	231,424	3,647,520
Kinnevik AB, Class B(a)	13,195	187,778
L E Lundbergforetagen AB, B Shares	9,325	385,134
Orron Energy AB(b)	66,627	126,726
Saab AB, Class B	119,105	3,978,952
Tele2 AB, B Shares	466,491	4,968,022
Telefonaktiebolaget LM Ericsson, B Shares	424,297	3,173,073
		28,654,070
Switzerland — 9.2%
ABB Ltd., Registered Shares	71,262	1,964,240
Belimo Holding AG, Registered Shares	240	91,041
Chocoladefabriken Lindt & Spruengli AG	59	624,006
Flughafen Zurich AG, Registered Shares(a)	2,153	362,531
Geberit AG, Registered Shares	2,028	937,028
Givaudan SA, Registered Shares	3,320	10,592,715
Logitech International SA, Registered Shares	29,371	1,461,382
Medmix AG(c)	2	44
Nestlé SA, Registered Shares	266,050	31,133,962
Novartis AG, Registered Shares	137,643	11,133,677
Roche Holding AG	61,069	19,678,975
Roche Holding AG	2,898	1,106,916
Sika AG, Registered Shares	550	123,747
Swatch Group AG	16,510	4,003,601
Temenos AG, Registered Shares	32,995	2,702,095
UBS Group AG, Registered Shares	175,203	2,776,394
VAT Group AG(c)	4,869	1,164,210
		89,856,564
United Kingdom — 12.4%
Ashtead Group PLC	5,000	245,639
Associated British Foods PLC	51,012	900,923
AstraZeneca PLC	101,568	12,563,183
Auto Trader Group PLC(c)	84,203	635,790
Aviva PLC	43,887	212,906
Barclays PLC	41,819	79,736
Bellway PLC	17,527	414,415
BP PLC	2,449,829	12,518,441
British American Tobacco PLC	367,086	14,702,800
BT Group PLC	92,048	161,020
Carnival PLC(a)	3,587	30,062
Centrica PLC(a)	809,752	710,207
CK Hutchison Holdings Ltd.	121,000	781,377
Close Brothers Group PLC	15	177
Croda International PLC	6,432	501,342
Dechra Pharmaceuticals PLC	1,636	66,165
Diageo PLC	220,628	9,585,491
Direct Line Insurance Group PLC	219,470	522,724
Dunelm Group PLC	24	192
easyJet PLC(a)	13,466	55,950
Experian PLC	150,490	4,566,688
Ferguson PLC	6,499	752,637
Greggs PLC	17,779	380,036
GSK PLC	775,914	12,402,998
Haleon PLC(a)	161,286	484,997
Halma PLC	1,321	31,777
Hargreaves Lansdown PLC	16,193	153,302
Security	Shares	Value
United Kingdom (continued)
HSBC Holdings PLC	256,247	$ 1,569,985
IG Group Holdings PLC	52,158	494,978
IMI PLC	34,631	460,602
Intertek Group PLC	127,578	5,855,648
Lloyds Banking Group PLC	11,071,367	5,610,490
National Grid PLC	11,588	144,292
Reckitt Benckiser Group PLC	21,498	1,658,820
RELX PLC	114,614	3,005,765
Rightmove PLC	462,540	3,251,194
Rolls-Royce Holdings PLC(a)	232,569	207,270
Royal Mail PLC	34,238	109,241
Sage Group PLC	10,630	88,109
Segro PLC	11,780	128,555
Smiths Group PLC	152,345	2,631,888
Spectris PLC	26,641	861,391
Spirax-Sarco Engineering PLC	6,008	733,435
SSE PLC	391,372	7,499,752
Standard Chartered PLC	11,500	79,651
Subsea 7 SA	39	350
Taylor Wimpey PLC	172,002	215,782
Tesco PLC	749,403	2,164,478
THG PLC(a)	54,359	34,667
Travis Perkins PLC	1,968	19,355
Tritax Big Box REIT PLC	114,355	220,619
Unilever PLC	161,493	7,325,697
UNITE Group PLC	2,279	27,786
Whitbread PLC	71,622	2,075,847
WPP PLC	12,061	103,882
		120,040,504
Total Long-Term Investments — 97.5% (Cost: $977,937,502)		947,658,185
Short-Term Securities(f)(g)
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	18,806,147	18,806,147
SL Liquidity Series, LLC, Money Market Series, 2.47%(h)	3,721,229	3,721,601
Total Short-Term Securities — 2.3% (Cost: $22,525,972)		22,527,748
Total Investments — 99.8% (Cost: $1,000,463,474)		970,185,933
Other Assets Less Liabilities — 0.2%		1,981,901
Net Assets — 100.0%		$ 972,167,834
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $231,957, representing 0.0% of its net assets as of period end, and an original cost of $804,375.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 20,534,364	$ —	$ (1,728,217)(a)	$ —	$ —	$ 18,806,147	18,806,147	$ 78,962	$ —
SL Liquidity Series, LLC, Money Market Series	6,246,194	—	(2,524,607)(a)	(882)	896	3,721,601	3,721,229	7,879(b)	—
				$ (882)	$ 896	$ 22,527,748		$ 86,841	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini MSCI EAFE Index	216	09/16/22	$ 19,733	$ (577,506)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage International Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 77,229,491	$ —	$ 77,229,491
Austria	—	2,332,871	—	2,332,871
Belgium	—	20,897,712	—	20,897,712
China	—	996,131	—	996,131
Denmark	273,439	34,360,510	—	34,633,949
Finland	—	15,736,492	—	15,736,492
France	—	99,739,260	—	99,739,260
Germany	—	88,261,116	—	88,261,116
Hong Kong	—	27,443,287	—	27,443,287
India	—	—	231,957	231,957
Ireland	—	3,411,344	—	3,411,344
Israel	—	5,122,963	—	5,122,963
Italy	—	34,130,400	—	34,130,400
Japan	—	200,618,875	—	200,618,875
Luxembourg	—	3,245,156	—	3,245,156
Netherlands	—	50,665,866	—	50,665,866
New Zealand	—	415,388	—	415,388
Norway	—	13,133,364	—	13,133,364
Portugal	—	3,637,986	—	3,637,986
Singapore	—	13,750,032	—	13,750,032
South Africa	—	3,330,706	—	3,330,706
Spain	—	10,142,701	—	10,142,701
Sweden	—	28,654,070	—	28,654,070
Switzerland	—	89,856,564	—	89,856,564
United Kingdom	485,189	119,555,315	—	120,040,504
Short-Term Securities
Money Market Funds	18,806,147	—	—	18,806,147
	$ 19,564,775	$ 946,667,600	$ 231,957	966,464,332
Investments valued at NAV(a)				3,721,601
				$ 970,185,933
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (577,506)	$ —	$ —	$ (577,506)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust